Schedule of Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible promissory notes	$ 2,983,400	$ 1,617,000
Warrant liability		1,076,766
Total	2,983,400	2,693,766
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible promissory notes
Warrant liability
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible promissory notes
Warrant liability
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible promissory notes	2,983,400	1,617,000
Warrant liability		1,076,766
Total	$ 2,983,400	$ 2,693,766